Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2025

Shares		Value
COMMON STOCKS 67.8%
CONSUMER DISCRETIONARY 1.4%
	DISTRIBUTION/WHOLESALE 1.4%
34,800	Pool Corp.	$10,790,436
CONSUMER STAPLES 3.7%
	RETAIL 3.7%
30,000	Costco Wholesale Corp.	27,768,900
FINANCIALS 14.1%
	COMMERCIAL SERVICES 2.2%
33,619	S&P Global, Inc.	16,362,704
	DIVERSIFIED FINANCIALS 4.0%
180,944	Intercontinental Exchange, Inc.	30,485,445
	INSURANCE 6.5%
70,100	American Financial Group, Inc.	10,214,972
57,300	Marsh & McLennan Cos., Inc.	11,547,669
150,200	RLI Corp.	9,796,044
228,958	W.R. Berkley Corp.	17,542,762
		49,101,447
	SOFTWARE 1.4%
18,600	MSCI, Inc.	10,553,826
		106,503,422
HEALTHCARE 8.1%
	HEALTHCARE PRODUCTS 5.6%
26,812	IDEXX Laboratories, Inc.(1)	17,129,919
69,371	Stryker Corp.	25,644,377
		42,774,296
	HEALTHCARE SERVICES 1.3%
22,699	Chemed Corp.	10,163,251
	PHARMACEUTICALS 1.2%
60,000	Zoetis, Inc.	8,779,200
		61,716,747
INDUSTRIALS 15.4%
	AEROSPACE/DEFENSE 4.5%
16,400	HEICO Corp.	5,294,248
22,000	TransDigm Group, Inc.	28,996,440
		34,290,688
	BUILDING MATERIALS 1.7%
24,400	Lennox International, Inc.	12,916,384
	COMMERCIAL SERVICES 4.3%
158,846	Cintas Corp.	32,604,730
	DISTRIBUTION/WHOLESALE 0.3%
5,400	Watsco, Inc.(2)	2,183,220
	ENGINEERING & CONSTRUCTION 0.4%
39,300	Exponent, Inc.	2,730,564
	ENVIRONMENTAL CONTROL 4.2%
125,803	Republic Services, Inc.	28,869,272
16,000	Waste Connections, Inc.	2,812,800
		31,682,072
		116,407,658
INFORMATION TECHNOLOGY 25.1%
	COMPUTERS 2.5%
146,900	CGI, Inc.	13,093,197
Shares		Value
COMMON STOCKS 67.8% (continued)
INFORMATION TECHNOLOGY 25.1% (continued)
	COMPUTERS 2.5% (continued)
23,400	Gartner, Inc.(1)	$6,151,158
		19,244,355
	INTERNET 0.5%
22,000	CDW Corp.	3,504,160
	SOFTWARE 18.4%
72,700	Cadence Design Systems, Inc.(1)	25,536,602
11,600	Fair Isaac Corp.(1)	17,359,748
24,810	Intuit, Inc.	16,942,997
22,600	Roper Technologies, Inc.	11,270,394
30,525	ServiceNow, Inc.(1)	28,091,547
25,800	Synopsys, Inc.(1)	12,729,462
52,737	Tyler Technologies, Inc.(1)	27,589,889
		139,520,639
	TELECOMMUNICATIONS 3.7%
61,100	Motorola Solutions, Inc.	27,940,419
		190,209,573
TOTAL COMMON STOCKS (Cost $250,219,518)		513,396,736

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
$ 1,282,753	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.45%, 3/25/43(3)(4)	1,300,912
1,439,290	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.66%, 1/25/43(3)(4)	1,465,385
1,417,667	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.66%, 5/25/43(3)(4)	1,446,913
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,153,073)		4,213,210
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.5%
1,168,011	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,159,220
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,564,254
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	746,656
85,299	GNMA, Series 2013-12, Class B, 2.06%, 11/16/52(4)	80,833
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,800,870)		3,550,963
CORPORATE BONDS & NOTES 10.7%
BASIC MATERIALS 0.3%
	IRON/STEEL 0.2%
1,200,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	1,197,757
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
BASIC MATERIALS 0.3% (continued)
	MINING 0.1%
$ 1,200,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	$1,084,973
		2,282,730
COMMUNICATIONS 1.1%
	INTERNET 0.5%
1,200,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	1,146,534
1,250,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(2)	1,289,442
1,200,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	1,081,584
		3,517,560
	MEDIA 0.1%
1,200,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,203,522
	TELECOMMUNICATIONS 0.5%
1,240,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	1,055,871
1,200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	1,250,123
1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,212,827
		3,518,821
		8,239,903
CONSUMER, CYCLICAL 0.8%
	AUTO MANUFACTURERS 0.2%
1,200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	1,207,143
	HOME BUILDERS 0.2%
1,200,000	Lennar Corp., Senior Unsecured Notes, 5.20%, 7/30/30	1,235,947
	LODGING 0.3%
1,200,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	1,227,020
1,200,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	1,226,327
		2,453,347
	RETAIL 0.1%
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	1,060,310
		5,956,747
CONSUMER, NON-CYCLICAL 1.4%
	BIOTECHNOLOGY 0.3%
1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,180,577
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	1,080,441
		2,261,018
	COMMERCIAL SERVICES 0.2%
1,200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34(2)	1,237,297
Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
CONSUMER, NON-CYCLICAL 1.4% (continued)
	HEALTHCARE PRODUCTS 0.3%
$ 1,200,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	$1,223,576
1,200,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	1,237,503
		2,461,079
	PHARMACEUTICALS 0.6%
1,200,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	1,157,700
1,200,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	1,056,402
1,200,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	1,204,496
1,250,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	1,207,983
		4,626,581
		10,585,975
ENERGY 1.1%
	OIL & GAS 0.6%
1,250,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	1,287,338
1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	1,329,376
1,200,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	1,245,008
1,200,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	1,235,271
		5,096,993
	PIPELINES 0.5%
1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	1,064,043
1,200,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	1,209,787
1,250,000	Targa Resources Corp., 6.50%, 3/30/34	1,361,090
		3,634,920
		8,731,913
FINANCIAL 3.7%
	BANKS 2.3%
1,250,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(4)	1,277,209
1,250,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	1,256,198
1,200,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	1,217,324
1,250,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(4)	1,265,105
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(4)	1,207,979
1,200,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	1,208,489
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	980,575
See Supplementary Notes to Financial Statements.

September 30, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
FINANCIAL 3.7% (continued)
	BANKS 2.3% (continued)
$ 1,200,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(4)	$1,203,068
1,250,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	1,373,802
1,200,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(4)	1,216,507
1,200,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(4)	1,233,683
1,200,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(4)	1,205,255
1,250,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	1,279,044
1,300,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	1,142,082
		17,066,320
	DIVERSIFIED FINANCIALS 0.5%
1,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	1,151,117
1,200,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(4)	1,232,072
1,250,000	Capital One Financial Corp., Senior Unsecured Notes, 4.10%, 2/9/27	1,247,923
		3,631,112
	REITS 0.9%
1,200,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	1,221,737
1,200,000	American Tower Corp., 5.50%, 3/15/28	1,236,699
1,250,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	1,126,637
1,200,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	1,234,849
1,250,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	1,101,008
1,225,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	1,232,472
		7,153,402
		27,850,834
INDUSTRIAL 0.6%
	AEROSPACE/DEFENSE 0.2%
1,250,000	RTX Corp., 4.50%, 6/1/42	1,130,362
	ELECTRONICS 0.1%
1,200,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	1,064,925
	MISCELLANEOUS MANUFACTURERS 0.2%
1,200,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	1,144,927
	PACKAGING & CONTAINERS 0.1%
1,200,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	1,090,131
		4,430,345
Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
TECHNOLOGY 1.1%
	COMPUTERS 0.3%
$ 1,200,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34	$1,239,021
1,200,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	1,091,074
		2,330,095
	SEMICONDUCTORS 0.5%
1,265,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	936,367
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,209,178
1,200,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	1,282,126
		3,427,671
	SOFTWARE 0.3%
1,200,000	Fiserv, Inc., Senior Unsecured Notes, 5.25%, 8/11/35(2)	1,212,767
1,200,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35	1,209,684
		2,422,451
		8,180,217
UTILITIES 0.6%
	ELECTRIC 0.5%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	1,266,961
1,200,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	1,244,606
1,200,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(2)	1,235,600
		3,747,167
	GAS 0.1%
1,200,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	1,162,027
		4,909,194
TOTAL CORPORATE BONDS & NOTES (Cost $81,181,829)		81,167,858
LONG-TERM MUNICIPAL SECURITIES 0.8%
	CALIFORNIA 0.3%
1,200,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	1,187,150
1,250,000	State of California, GO, 5.70%, 10/1/32	1,349,642
		2,536,792
	HAWAII 0.2%
1,200,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	1,223,725
	MICHIGAN 0.2%
1,200,000	University of Michigan, 5.18%, 4/1/35	1,215,491
	MINNESOTA 0.1%
1,185,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	1,193,627
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $6,072,167)		6,169,635
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.6%
$ 21,541	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	$20,474
3,550	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	3,373
837,467	FHLMC Pool #QB2462, 3.00%, 8/1/50	743,054
1,622,536	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,438,102
3,399,820	FHLMC Pool #QF1236, 4.50%, 10/1/52	3,313,331
2,427,439	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,418,343
695,905	FHLMC Pool #RA6817, 2.50%, 2/1/52	591,630
645,828	FHLMC Pool #RB5022, 3.00%, 11/1/39	604,103
574,869	FHLMC Pool #SD7514, 3.50%, 4/1/50	532,563
1,719,411	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,524,509
670,386	FHLMC Pool #SD8196, 3.50%, 2/1/52	615,414
726,594	FHLMC Pool #ZS4647, 3.50%, 1/1/46	681,582
1,149,369	FNMA Pool #AS0516, 3.00%, 9/1/43	1,055,812
183,514	FNMA Pool #AX9528, 3.50%, 2/1/45	172,525
24,210	FNMA Pool #AZ6194, 3.50%, 10/1/45	22,770
1,012,658	FNMA Pool #BM3634, 3.50%, 5/1/47	946,783
922,854	FNMA Pool #BP5709, 2.50%, 5/1/50	785,680
674,936	FNMA Pool #CA5540, 3.00%, 4/1/50	603,782
4,501,572	FNMA Pool #CB2403, 2.50%, 12/1/51	3,807,891
7,078,689	FNMA Pool #CB5892, 4.50%, 3/1/53	6,915,073
2,182,466	FNMA Pool #FM2202, 4.00%, 12/1/48	2,097,049
865,963	FNMA Pool #FM3254, 3.50%, 5/1/49	812,411
856,028	FNMA Pool #FM4140, 2.50%, 9/1/50	733,965
820,423	FNMA Pool #FM9509, 3.00%, 11/1/36	789,431
1,016,638	FNMA Pool #FM9760, 3.50%, 11/1/51	935,792
1,568,144	FNMA Pool #FM9834, 3.50%, 6/1/49	1,455,982
1,322,352	FNMA Pool #FM9939, 4.00%, 1/1/52	1,250,267
794,939	FNMA Pool #MA4055, 2.50%, 6/1/50	677,510
987,006	FNMA Pool #MA4222, 3.50%, 12/1/50	911,373
1,235,062	FNMA Pool #MA4494, 3.00%, 12/1/51	1,093,374
1,939,662	FNMA Pool #MA4495, 3.50%, 12/1/51	1,784,265
2,139,018	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	2,016,859
5,481	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	5,378
25,553	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	23,826
6,559,855	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	1,119,433
929,299	GNMA II Pool #MA3937, 3.50%, 9/20/46	864,397
616,863	GNMA II Pool #MA7054, 3.50%, 12/20/50	567,390
2,935,604	GNMA II Pool #MA7651, 3.50%, 10/20/51	2,692,619
5,411,600	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	4,661,128
9,488,522	GNMA II Pool #MA8043, 3.00%, 5/20/52	8,473,782
2,644,164	GNMA II Pool #MA8945, 4.00%, 6/20/53	2,507,540
2,951,003	GNMA II Pool #MA9527, 5.00%, 3/20/54	2,933,809
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $69,137,337)		65,204,374
U.S. TREASURY OBLIGATIONS 10.2%
3,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	2,744,531
5,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	4,529,102
3,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	2,477,812
Principal Amount		Value
U.S. TREASURY OBLIGATIONS 10.2% (continued)
$ 3,000,000	U.S. Treasury Bonds, 4.25%, 8/15/54	$2,769,375
4,000,000	U.S. Treasury Notes, 4.50%, 7/15/26	4,022,281
12,500,300	U.S. Treasury Notes, 2.25%, 8/15/27	12,190,234
5,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	4,900,977
2,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,855,547
8,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	7,980,625
5,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	4,559,570
8,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	7,437,187
7,500,000	U.S. Treasury Notes, 3.88%, 8/15/33	7,437,891
7,000,000	U.S. Treasury Notes, 4.00%, 2/15/34	6,981,680
7,000,000	U.S. Treasury Notes, 4.25%, 5/15/35	7,064,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $76,336,113)		76,951,343

Shares		Value
SHORT-TERM INVESTMENTS 0.9%
	MONEY MARKET FUNDS 0.9%
5,795,896	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(5)	5,795,896
861,190	State Street Navigator Securities Lending Government Money Market Portfolio(6)	861,190
		6,657,086
TOTAL SHORT-TERM INVESTMENTS (Cost $6,657,086)		6,657,086
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $497,557,993)		$757,311,205
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(612,268)
NET ASSETS(7) 100.0%		$756,698,937

See Supplementary Notes to Financial Statements.

September 30, 2025

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2025, the market value of the securities on loan was $11,124,862.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2025. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of September 30, 2025.
(6)
Securities with an aggregate market value of
$11,124,862 were out on loan in exchange for $861,190
of cash collateral as of September 30, 2025. The
collateral was invested in a cash collateral reinvestment
vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$497,557,993, aggregate gross unrealized appreciation
was $272,784,553, aggregate gross unrealized
depreciation was $13,031,341 and the net unrealized
appreciation was $259,753,212.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.